Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIMCO Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Advisor Class and Class M | PIMCO All Asset Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIMCO All Asset Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell Advisor Class or Class M shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Example table, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Portfolio, as set forth in the Financial Highlights table of the Portfolio’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in Advisor Class or Class M shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, and then hold or redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). As used in the investment objective, “real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure, and “real capital” equals capital less the estimated cost of inflation measured by the change in an official inflation measure. In addition to investing in Underlying PIMCO Funds, at the discretion of PIMCO and without shareholder approval, the Portfolio may invest in additional Underlying PIMCO Funds created in the future. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, the Portfolio’s asset allocation sub-adviser, determines how the Portfolio allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Investments in Underlying PIMCO Funds. The Portfolio may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio will not invest in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities; however, certain Underlying PIMCO Funds may take short positions and/or may have a net short equity exposure under certain market conditions. The Portfolio’s combined investments in the Equity-Related Underlying PIMCO Funds will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities (“TIPS”), commodities, or real estate, normally will not exceed 75% of its total assets. Asset Allocation Investment Process. The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of certain indexes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance shown does not reflect any charges or expenses imposed by an insurance company, and, if it did, performance shown would be lower. The bar chart shows performance of the Portfolio’s Advisor Class shares. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.In addition to the Portfolio's performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) two supplemental indexes. It is not possible to invest directly in an unmanaged index.Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. The Bloomberg U.S. TIPS: 1-10 Year Index is a supplemental index of the Portfolio. The Bloomberg U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected Securities (“TIPS”) having a maturity of at least 1 year and less than 10 years. The CPI + 500 Basis Points benchmark is also a supplemental index of the Portfolio. The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics.Performance for the Portfolio is updated daily and monthly and may be obtained as follows: daily updates on the net asset value may be obtained by calling 1-888-87-PIMCO and monthly performance may be obtained at www.pimco.com/pvit.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of certain indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	In addition to the Portfolio's performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) two supplemental indexes. It is not possible to invest directly in an unmanaged index.Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. The Bloomberg U.S. TIPS: 1-10 Year Index is a supplemental index of the Portfolio. The Bloomberg U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected Securities (“TIPS”) having a maturity of at least 1 year and less than 10 years. The CPI + 500 Basis Points benchmark is also a supplemental index of the Portfolio. The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-87-PIMCO
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pimco.com/pvit
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Advisor Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance shown does not reflect any charges or expenses imposed by an insurance company, and, if it did, performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best QuarterJune 30, 202012.15%Worst QuarterMarch 31, 2020-16.21%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/24)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets.
Advisor Class and Class M | PIMCO All Asset Portfolio | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Non-Diversification Risk: the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”
Advisor Class and Class M | PIMCO All Asset Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible to lose money on an investment in the Portfolio.
Advisor Class and Class M | PIMCO All Asset Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Advisor Class and Class M | PIMCO All Asset Portfolio | Allocation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Allocation Risk: the risk that the Portfolio could lose money as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Advisor Class and Class M | PIMCO All Asset Portfolio | Fund of Funds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fund of Funds Risk: the risk that a Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Portfolio to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives
Advisor Class and Class M | PIMCO All Asset Portfolio | Market Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Trading Risk: the risk that an active secondary trading market for shares of an Underlying PIMCO Fund that is an exchange-traded fund does not continue once developed, that such Underlying PIMCO Fund may not continue to meet a listing exchange’s trading or listing requirements, trading in Underlying PIMCO Fund shares may be halted or become less liquid or that such Underlying PIMCO Fund’s shares trade at prices other than the Underlying PIMCO Fund’s net asset value, are subject to trading costs, which may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress
Advisor Class and Class M | PIMCO All Asset Portfolio | Municipal Project Specific Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Project-Specific Risk: the risk that an Underlying PIMCO Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state
Advisor Class and Class M | PIMCO All Asset Portfolio | Municipal Bond Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Bond Risk: the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) to pay interest or repay principal
Advisor Class and Class M | PIMCO All Asset Portfolio | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields
Advisor Class and Class M | PIMCO All Asset Portfolio | Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Advisor Class and Class M | PIMCO All Asset Portfolio | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Advisor Class and Class M | PIMCO All Asset Portfolio | High Yield Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity
Advisor Class and Class M | PIMCO All Asset Portfolio | Distressed Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of market, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably
Advisor Class and Class M | PIMCO All Asset Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Advisor Class and Class M | PIMCO All Asset Portfolio | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services
Advisor Class and Class M | PIMCO All Asset Portfolio | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Advisor Class and Class M | PIMCO All Asset Portfolio | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Underlying PIMCO Fund’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio's clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Underlying PIMCO Fund’s ability to invest in derivatives, limit the Underlying PIMCO Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Underlying PIMCO Fund’s performance
Advisor Class and Class M | PIMCO All Asset Portfolio | Futures Contract Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Futures Contract Risk: the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract
Advisor Class and Class M | PIMCO All Asset Portfolio | Model Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Model Risk: the risk that an Underlying PIMCO Fund’s investment models used in making investment allocation decisions, and the indexation or quantitative methodologies used in constructing an underlying index or model portfolio for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index or model portfolio, may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Underlying PIMCO Fund
Advisor Class and Class M | PIMCO All Asset Portfolio | Commodity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Commodity Risk: the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity
Advisor Class and Class M | PIMCO All Asset Portfolio | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk: the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights
Advisor Class and Class M | PIMCO All Asset Portfolio | Mortgage Related and Other Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio's guidelines), which generally carry higher levels of the foregoing risks
Advisor Class and Class M | PIMCO All Asset Portfolio | Foreign Non US Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Advisor Class and Class M | PIMCO All Asset Portfolio | Real Estate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Risk: the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange subject the Portfolio to liquidity and valuation risk
Advisor Class and Class M | PIMCO All Asset Portfolio | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Advisor Class and Class M | PIMCO All Asset Portfolio | China Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	China Risk: investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”) subjects the Portfolio to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, inefficiencies resulting from erratic growth, the unavailability of consistently-reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce
Advisor Class and Class M | PIMCO All Asset Portfolio | Sovereign Debt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion
Advisor Class and Class M | PIMCO All Asset Portfolio | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Advisor Class and Class M | PIMCO All Asset Portfolio | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks
Advisor Class and Class M | PIMCO All Asset Portfolio | Smaller Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk
Advisor Class and Class M | PIMCO All Asset Portfolio | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO or Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved
Advisor Class and Class M | PIMCO All Asset Portfolio | Short Exposure Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio
Advisor Class and Class M | PIMCO All Asset Portfolio | Tax Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions
Advisor Class and Class M | PIMCO All Asset Portfolio | Subsidiary Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each, a “Subsidiary”), the Portfolio is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved
Advisor Class and Class M | PIMCO All Asset Portfolio | Value Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur
Advisor Class and Class M | PIMCO All Asset Portfolio | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk
Advisor Class and Class M | PIMCO All Asset Portfolio | Exchange Traded Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund
Advisor Class and Class M | PIMCO All Asset Portfolio | Tracking Error Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk: the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. For example, the Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund’s use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index
Advisor Class and Class M | PIMCO All Asset Portfolio | Indexing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Indexing Risk: the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
Advisor Class and Class M | PIMCO All Asset Portfolio | Collateralized Loan Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Collateralized Loan Obligations Risk: the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO's manager may perform poorly
Advisor Class and Class M | PIMCO All Asset Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.425%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.76%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.435%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.365%
1 Year	rr_ExpenseExampleYear01	$ 240
3 Years	rr_ExpenseExampleYear03	752
5 Years	rr_ExpenseExampleYear05	1,292
10 Years	rr_ExpenseExampleYear10	$ 2,766
2015	rr_AnnualReturn2015	(9.19%)
2016	rr_AnnualReturn2016	12.90%
2017	rr_AnnualReturn2017	13.38%
2018	rr_AnnualReturn2018	(5.45%)
2019	rr_AnnualReturn2019	11.74%
2020	rr_AnnualReturn2020	7.91%
2021	rr_AnnualReturn2021	16.04%
2022	rr_AnnualReturn2022	(11.87%)
2023	rr_AnnualReturn2023	8.02%
2024	rr_AnnualReturn2024	3.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.21%)
1 Year	rr_AverageAnnualReturnYear01	3.57%
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	4.25%
Advisor Class and Class M | PIMCO All Asset Portfolio | M
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.425%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.76%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.635%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.565%
1 Year	rr_ExpenseExampleYear01	$ 260
3 Years	rr_ExpenseExampleYear03	812
5 Years	rr_ExpenseExampleYear05	1,391
10 Years	rr_ExpenseExampleYear10	$ 2,963
1 Year	rr_AverageAnnualReturnYear01	3.44%
5 Years	rr_AverageAnnualReturnYear05	4.12%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Advisor Class and Class M | PIMCO All Asset Portfolio | Bloomberg Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.40%
5 Years	rr_AverageAnnualReturnYear05	0.48%
10 Years	rr_AverageAnnualReturnYear10	2.01%
Advisor Class and Class M | PIMCO All Asset Portfolio | Bloomberg U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.09%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	2.53%
Advisor Class and Class M | PIMCO All Asset Portfolio | Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	9.20%
10 Years	rr_AverageAnnualReturnYear10	8.01%

[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 1.05%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense of the Underlying PIMCO Funds, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.315% and 1.515% for Advisor Class and Class M shares, respectively.
[2]	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Portfolio, as set forth in the Financial Highlights table of the Portfolio’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	PIMCO has contractually agreed, through May 1, 2026, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.